UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

                  Investment Company Act file number 811-04438

                      Aberdeen Australia Equity Fund, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                 Gateway Center 3
               100 Mulberry Street
                Newark, New Jersey                              07102
   -----------------------------------------------------------------------
     (Address of principal executive offices)                 (Zip code)

                                Mr Beverly Hendry
                         300 S.E. 2nd Street, Suite #820
                         Fort Lauderdale, Florida 33301
              ----------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 973-367-1495

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2003 - 06/30/2004

ITEM 1.  PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

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
Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 1 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700484974

 APN NEWS AND MEDIA LIMITED

    Security:  Q1076J107                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  28-Apr-04
        ISIN:  AU000000APN4

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
         Receive and approve the financial statements, the   Non-Voting
         Directors report and the independent audit report
         for the YE 31 DEC 2003

1.       Re-elect Mr. Kevin J. Luscombe as a Director,          Mgmt       For          *
         who retires by rotation

2.       Re-elect Ms. Sallyanne Atkinson as a Director,         Mgmt       For          *
         who retires by rotation

3.       Re-elect Mr. Liam P. Healy as a Director,              Mgmt       For          *
         who retires by rotation

4.       Re-elect Mr. Albert E. Harris as a Director, who       Mgmt       For          *
         retires by rotation

5.       Re-elect Mr. Donal J. Buggy as a Director, who         Mgmt       For          *
         retires by rotation

6.       Re-elect Mr. Pierce P.J. Cody as a Director of the     Mgmt       For          *
         Company, who retires by rotation in accordance
         with the Company s Constitution and the Listing
         Rules of Australian Stock Exchange Limited ASX

7.       Re-elect Mr. Peter M. Cosgrove as a Director of        Mgmt       For          *
         the Company, who retires by rotation in
         accordance with the Company s Constitution and
         the Listing Rules of Australian Stock Exchange
         Limited ASX

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 2 of 42

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
8.       Re-elect Mr. John H. Maasland as a Director of         Mgmt       For          *
         the Company, who retires by rotation in accordance
         with the Company s Constitution and the Listing
         Rules of Australian Stock Exchange Limited ASX

9.       Approve to increase the maximum yearly                 Mgmt       For          *
         aggregate sum payable to Directors of the
         Company from AUD 250,000 to AUD 750,000 under
         Article 71(1) of the Company s Constitution

10.      Authorize the Directors of the Company,                Mgmt     Against        *
         pursuant to the Company s Executive and Director
         Option Plan EDOP to issue to Mr. Brendan M.A.
         Hopkins, a Director and the Company s Chief
         Executive, options to subscribe for up to
         1,500,000 fully paid oridnary shares in the
         capital of the Company and to issue fully paid
         oridnary shares following the exercise of any
         options in accordance with the EDOP

         Transact any other business                         Non-Voting

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 3 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700394303

 AUSTRALIA & NEW ZEALAND BANKING GROUP LTD

    Security:  Q09504137              Meeting Type:  Ordinary General Meeting
      Ticker:                         Meeting Date:  13-Aug-03
        ISIN:  AU000000ANZ3

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
S.1      Approve the specified terms of the selective buy-      Mgmt       For          *
         back agreement relating to the preference shares
         issued by the Company in SEP 1998 and NOV 1998

S.2      Amend the Company s Constitution by adding             Mgmt       For          *
         Rule 23.10 immediately after Rule 23.9

3.       Approve to issue, for all purposes including the       Mgmt       For          *
         listing rules of the Australian Stock Exchange
         Ltd, of up to 12,500,000 reset preferred
         securities at an issue price of AUD 100 each, to
         raise up to AUD 1,250, substantially on the
         specified general terms and conditions

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 4 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700434195

 AUSTRALIA & NEW ZEALAND BANKING GROUP LTD

    Security:  Q09504137                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  19-Dec-03
        ISIN:  AU000000ANZ3

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Approve the annual report, financial statements     Non-Voting
         and the reports of the Directors and the
         Auditors for the YE 30 SEP 2003

2.a      Re-elect Mr. J.C. Dahlsen as a Director, who           Mgmt       For          *
         retires in accordance with the Company s
         Constitution

2.b      Re-elect Mr. C.B. Goode as a Director, who             Mgmt       For          *
         retires in accordance with the Company s
         Constitution

2.c      PLEASE NOTE THAT THIS IS A                             Shr
         SHAREHOLDERS PROPOSAL: Elect Ms. J.I. Buckland as a Director

         PLEASE NOTE THAT ALTHOUGH THERE ARE 3 CANDIDATES    Non-Voting
         TO BE ELECTED AS DIRECTORS, THERE ARE ONLY 2
         VACANCIES AVAILABLE TO BE FILLED AT THE MEETING.
         THE STANDING INSTRUCTIONS FOR THIS MEETING WILL
         BE DISABLED AND, IF YOU CHOOSE, YOU ARE REQUIRED
         TO VOTE FOR ONLY 2 OF THE 3 DIRECTORS. THANK YOU

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 5 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700414333

 AUSTRALIAN STOCK EXCHANGE LTD

    Security:  Q1080Z105                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  23-Oct-03
        ISIN:  AU000000ASX7

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Receive and consider the financial report,             Mgmt       For          *
         Directors report and the Auditor s report for
         the Australian Stock Exchange Limited ASX and
         controlled entities for the YE 30 JUN 2003

2.       Receive the statement of financial position            Mgmt       For          *
         balance sheet and Auditor s report for the
         National Guarantee Fund for the YE 30 JUN 2003

3.       Elect Mr. Jillian Shirley Segal as a Director of       Mgmt       For          *
         the ASX in accordance with the Constitution of
         ASX

4.       Re-elect Mr. Michael John Sharpe as a Director         Mgmt       For          *
         of ASX, who retires in accordance with the
         Constitution of ASX

5.       Re-elect Ms. Catherine Mary Walter as a                Mgmt       For          *
         Director of ASX, who retires in accordance with
         the Constitution of ASX

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 6 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700468689

 AXA ASIA PACIFIC HOLDINGS LTD

    Security:  Q12354108                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  14-Apr-04
        ISIN:  AU000000AXA5

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Approve the financial report, Directors report         Mgmt       For          *
         and the Auditor s report for the YE 31 DEC 2003

2.a      Re-elect Mr. R.H. Allert as a Director in              Mgmt       For          *
         accordance with the Company s Constitution, who
         retires by rotation

2.b      Re-elect Mr. M. Butler as a Director in                Mgmt       For          *
         accordance with the Company s Constitution, who
         retires by rotation

2.c      Re-elect Mr. T.B. Finn as a Director in                Mgmt       For          *
         accordance with the Company s Constitution, who
         retires by rotation

2.d      Re-elect Mr. B. Jantet as a Director in                Mgmt       For          *
         accordance with the Company s Constitution, who
         retires by rotation

2.e      Re-elect Mr. Lin Xizhong as a Director in              Mgmt       For          *
         accordance with the Company s Constitution, who
         retires by rotation

2.f      Re-elect Mr. A.R.D. Monro-Davies as a Director         Mgmt       For          *
         in accordance with the Company s Constitution,
         who retires by rotation

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 7 of 42

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
3.       Approve the participation of Mr. A.L. Owen             Mgmt     Against        *
         Group Chief Executive in the acquisition of
         rights to acquire up to 1,000,000 allocation
         rights and up to 1,000,000 ordinary shares in
         AXA APH on the exercise of those rights and the
         acquisition of up to 80,000 performance rights
         and up to 80,000 ordinary shares in AXA APH on
         the exercise of those rights, such participation
         to be in accordance with terms of the Executive
         performance plan

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 8 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700418228

 BHP BILLITON LTD

    Security:  Q1498M100                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  13-Nov-03
        ISIN:  AU000000BHP4

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Receive the financial statements for BHP Billiton      Mgmt       For          *
         Limited for the YE 30 JUN 2003, together with
         the Directors report and the Auditors report

2.       Receive the financial statements for BHP Billiton      Mgmt       For          *
         PLC for the YE 30 JUN 2003, together with the
         Directors report and the Auditors report

3.       Re-elect Dr. D C Brink as a Director of BHP            Mgmt       For          *
         Billiton Limited

4.       Re-elect Dr. D C Brink as a Director of BHP            Mgmt       For          *
         Billiton PLC

5.       Re-elect Mr. M A Chaney as a Director of BHP           Mgmt       For          *
         Billiton Limited

6.       Re-elect Mr. M A Chaney as a Director of BHP           Mgmt       For          *
         Billiton PLC

7.       Re-elect Lord Renwick of Clifton as a Director of      Mgmt       For          *
         BHP Billiton Limited

8.       Re-elect Lord Renwick of Clifton as a Director of      Mgmt       For          *
         BHP Billiton PLC

9.       Elect Mr. M Salamon as a Director of BHP               Mgmt     Abstain        *
         Billiton Limited

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 9 of 42

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
10.      Elect Mr. M Salamon as a Director of BHP               Mgmt     Abstain        *
         Billiton PLC

11.      Elect Dr. J G Buchanan as a Director of BHP            Mgmt     Abstain        *
         Billiton Limited

12.      Elect Dr. J G Buchanan as a Director of BHP            Mgmt     Abstain        *
         Billiton PLC

13.      Re-appointment KPMG Audit PLC and                      Mgmt       For          *
         PricewaterhouseCoopers LLP as Auditors of BHP
         Billiton PLC; and authorize the Directors to
         agree their remuneration

14.      Approve that the authority and power to allot          Mgmt       For          *
         relevant securities conferred on the Directors
         by Article 9 of BHP Billiton PLC s Articles of
         Association be renewed for the period ending on
         the date of the BHP Billiton PLC AGM in 2004 or
         on 23 JAN 2005 whichever is earlier, and for
         such period the Section 80 amount (under the
         United Kingdom Companies Act 1985) shall be USD
         265,926,499.00

S.15     Approve that the authority and power to allot          Mgmt       For          *
         equity securities for cash conferred on the
         Directors by Article 9 of BHP Billiton PLC s
         Articles of Association be renewed for the
         period referred to in such resolution and for
         such period the Section 89 amount (under the
         United Kingdom Companies Act 1985) shall be USD
         61,703,675.00

S.16     Authorize BHP Billiton PLC, in accordance with         Mgmt       For          *
         Article 6 of its Articles of Association and
         Section 166 of the United Kingdom Companies Act
         1985, to make market purchases (as defined in
         Section 163 of that Act) of ordinary shares of
         USD 0.50 nominal value each in the capital of
         BHP Billiton PLC (shares) provided that: a) the
         maximum aggregate number of shares hereby
         authorized to be purchased shall be 246,814,700,
         being 10% of issued capital; b) the minimum
         price which may be paid for each share is USD
         0.50, being the nominal value of the shares; c)
         the maximum price which may be paid for any
         share

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 10 of 42

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
         is not more than 5% above the average of the
         middle market quotations for a share taken from
         the London Stock Exchange Daily Official List
         for the 5 business days immediately preceding
         the date of purchase of the shares; and d) the
         authority conferred by this resolution shall,
         unless renewed prior to such time, expire on the
         earlier of the end of the next AGM of BHP
         Billiton to be held in 2004 or on 12 MAY 2005
         (provided that BHP Billiton PLC may enter into a
         contract for the purchase of shares before the
         expiry of this authority which would or might be
         completed wholly or partly after such expiry)

17.      Approve the Remuneration Report for the YE 30          Mgmt       For          *
         JUN 2003

18.      Approve the grant of Deferred Shares, Options          Mgmt     Against        *
         and Performance Shares to Executive Director and
         Chief Executive Officer, Mr C W Goodyear, under
         the BHP Billiton Limited Group Incentive Scheme
         for all purposes, including for the purpose of
         ASX Listing Rule 10.14

19.      Approve the grant of Deferred Shares, Options          Mgmt     Against        *
         and Performance Shares to Executive Director and
         Senior Minerals Executive, Mr M Salamon, under
         the BHP Billiton PLC Group Incentive Scheme for
         all purposes, including for the purpose of ASX
         Listing Rule 10.14

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 11 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700417593

 COMMONWEALTH BANK OF AUSTRALIA

    Security:  Q26915100                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  31-Oct-03
        ISIN:  AU000000CBA7

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Discuss the financial report, the Directors report     Mgmt       For          *
         and the Auditor s report for the YE 30 JUN 2003

2.A      Re-elect Mr. A B Daniels as a Director who             Mgmt       For          *
         retires and, being eligible, offers himself for
         re-election, in accordance with Articles 11.1
         and 11.2 of the Constitution of Commonwealth
         Bank of Australia

2.B      Re-elect Mr. W G Kent as a Director who retires        Mgmt       For          *
         and, being eligible, offers himself for
         re-election, in accordance with Articles 11.1
         and 11.2 of the Constitution of Commonwealth
         Bank of Australia

2.C      Re-elect Mr. F D Ryan as a Director who retires        Mgmt       For          *
         and, being eligible, offers himself for
         re-election, in accordance with Articles 11.1
         and 11.2 of the Constitution of Commonwealth
         Bank of Australia

2.D      Re-elect Mr. F J Swan as a Director who retires        Mgmt       For          *
         and, being eligible, offers himself for
         re-election, in accordance with Articles 11.1
         and 11.2 of the Constitution of Commonwealth
         Bank of Australia

2.E      Re-elect Ms. S C Kay as a Director who retires         Mgmt       For          *
         and, being eligible, offers herself for
         re-election, in accordance with Articles 11.4(b)
         of the Constitution of Commonwealth Bank of
         Australia

S.3      PLEASE NOTE THAT THIS IS A SHAREHOLDER S PROPOSAL:     Shr        For          *
         Approve that the Board of Directors issue a report
         (at reasonable cost and omitting proprietary
         information) to shareholders by 1 MAY 2004 to
         include: a discussion of the direct and indirect
         environmental risks and opportunities that may

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 12 of 42

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
         significantly affect the Company s short and
         long term value and how they might impact on the
         business; a description of the Company s
         policies and procedures for managing direct and
         indirect risks to short term and long term value
         arising from environmental risks; Recognizing
         the ongoing controversy surrounding the logging
         of our old growth forests; the range of issues
         covered by the report should also include but
         not be limited to: 1) The risk of engaging in
         any commercial relationship which approve or
         ratify the development of, clearfelling of,
         selective logging of, or expenditure of funds on
         any activity which is likely to damage or
         destroy, identified property as defined in
         Clause 3 by a subsidiary, joint venture,
         partnership, trust, or other entity in which the
         Company has a pecuniary interest; 2) The impact
         upon the bank of not engaging in any commercial
         relationship that shall have the effect of
         causing the company to develop, clearfell,
         selectively log, or expend funds on any activity
         which is likely to damage or destroy, identified
         property as defined in Clause 3 below; 3) For
         the purposes of Clauses 1 and 2 above identified
         property means any real property or any part of
         any real property that is of high conservation
         value and old growth forest as defined by the
         reserve system attached to this document

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 13 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700428091

 FOODLAND ASSOCIATED LTD FOA

    Security:  Q3917P110                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  03-Dec-03
        ISIN:  AU000000FOA3

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Receive and approve the financial statements of     Non-Voting
         the Company and the consolidated financial
         statements of the Company and the entities it
         controlled for the last FY, together with the
         Directors report, the Directors declaration and
         the Auditor s report

2.a      Elect Mr. L.F. Bleasel as a Director of the            Mgmt       For          *
         Company, who retires in accordance with Article
         10.3 of the Company s Constitution

2.b      Elect Mr. E. Fraunschiel as a Director of the          Mgmt       For          *
         Company, who retires in accordance with Article
         10.3 of the Company s Constitution

2.c      Elect Mr. S. Crane as a Director of the Company,       Mgmt       For          *
         who retires in accordance with Article 10.11 of
         the Company s Constitution

2.d      Elect Mr. P.J. Mansell as a Director of the            Mgmt       For          *
         Company, who retires in accordance with Article
         10.11 of the Company s Constitution

3.       Approve, for the purposes of ASX Listing Rule          Mgmt       For          *
         10.14 and Article 2.3 of the Company s
         Constitution and for all other purposes, the
         acquisition by Mr. T.M. Coates, the Group
         Managing Director, of up to 20,000 ordinary
         shares in the Company under the FAL Employee
         Share Ownership Plan, at any time prior to 04
         DEC 2004

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 14 of 42

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
4.       Approve, for the purposes of ASX Listing Rule          Mgmt     Against        *
         10.17 and Article 10.13 of the Company s
         Constitution and for all other purposes, to
         increase the maximum amount of remuneration
         other than the salary of the Executive Directors
         to be paid by the Company to all of its
         Directors in each FY for their services to be
         divided among themselves in accordance with
         Article 10.13 of the Company s Constitution by
         AUD 650,000 to a maximum of AUD 1,500,000

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 15 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700413482

 FOSTER S GROUP LTD

    Security:  Q3944W187                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  27-Oct-03
        ISIN:  AU000000FGL6

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
         Receive and consider the concise financial          Non-Voting
         report and the financial report (financial
         statements, notes and Directors declaration)
         for the YE 30 JUN 2003, together with the
         consolidated accounts of the Company and its
         controlled entities in accordance with the
         Corporations Act 2001, and the respective
         reports of the Directors and Auditors

1.       Re-elect Mrs. M L Cattermole as a Director who         Mgmt       For          *
         retires by rotation in accorance with the
         Company s Constitution

2.       Approve, as an exception to ASX Listing Rule           Mgmt       For          *
         7.1, the issue of securities under the Foster s
         Employee Share and Option Plan, the Foster s
         2001 International Employee Share Plan (No.1)
         and the Foster s 2001 International Employee
         Share Plan (No.2)

3.       Approve, as an exception to ASX Listing Rule           Mgmt       For          *
         7.1, the issue of securities under the Foster s
         Long Term Incentive Plan

4.       Approve, subject to the attainment of the              Mgmt       For          *
         relevant performance standards prescribed under
         the Foster s Long Term Incentive Plan (Plan),
         the acquisition of rights in respect of up to a
         maximum of 558,000 shares in respect of the
         2003/2004 financial year by Mr. E T Kunkel,
         President and Chief Executive Officer of the
         Company, under the Plan

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 16 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700455961

 FOSTER S GROUP LTD

    Security:  Q3944W187              Meeting Type:  Ordinary General Meeting
      Ticker:                         Meeting Date:  17-Mar-04
        ISIN:  AU000000FGL6

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Approve that, for the purposes of Section              Mgmt       For          *
         257C(1) of the Corporations Act 2001, the buy-
         back of up to 200 million fully paid ordinary
         shares in the Company during the next 12 months
         under an on-market buy-back, being in excess of
         the 10/12 limit as defined in Section 257B(4) of
         the Corporations Act 2001, as specified

2.       Re-elect Mr. Maxwell G. Ould as a Director, who        Mgmt       For          *
         retires in accordance with the Company s
         Constitution

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 17 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700505956

 GASNET AUSTRALIA GROUP

    Security:  Q3974S106                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  21-May-04
        ISIN:  AU000000GAS2

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Receive in respect of each Member of the Group         Mgmt       For          *
         the financial report, the Director s report and
         the Auditor s report for the YE 31 DEC 2003

2.       Re-elect Mr. Peter Lowe as a Director, who             Mgmt       For          *
         retires by rotation in accordance with the
         constitution of GasNet Australia Investments
         Limited

3.       Re-elect Mr. Rod Keller as a Director, who retires     Mgmt       For          *
         by rotation in accordance with the constitution
         of GasNet Australia Investments Limited

4.       Approve, pursuant to Listing Rule 7.4, the             Mgmt       For          *
         placement of stapled securities

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 18 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700418002

 ION LTD

    Security:  Q49800107                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  28-Oct-03
        ISIN:  AU000000ION0

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
         Receive the financial statements of the Company     Non-Voting
         for the YE 30 JUN 2003

1.       Re-elect Mr. Malcolm McComas as a Director,            Mgmt       For          *
         who is retiring by rotation

2.       Ratify and approve the issue of the fully paid         Mgmt       For          *
         ordinary shares in the Company to Warramunga Pty
         Ltd, in accordance with Listing Rule 7.4 of the
         Listing Rules of the Australian Stock Exchange
         Limited

         Transact any other business                         Non-Voting

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 19 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700422443

 LEIGHTON HOLDINGS LTD

    Security:  Q55190104                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  06-Nov-03
        ISIN:  AU000000LEI5

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Receive and consider the financial report and          Mgmt       For          *
         reports of the Directors and Auditor for the YE
         30 JUN 2003

2.1      Re-elect Mr. A. Drescher as a Director who             Mgmt       For          *
         retires by rotation in accordance with Clause 18
         of the Company s Constitution

2.2      Re-elect Mr. R. Johnson as a Director who              Mgmt       For          *
         retires by rotation in accordance with Clause 18
         of the Company s Constitution

2.3      Re-elect Mr. D.A. Mortimer as a Director who           Mgmt       For          *
         retires by rotation in accordance with Clause 18
         of the Company s Constitution

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 20 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700432949

 LION NATHAN LTD

    Security:  Q5585K109                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  17-Dec-03
        ISIN:  AU000000LNN6

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Receive and approve the financial report, the       Non-Voting
         Directors report and the Auditors report of the
         Company for the YE 30 SEP 2003

2.a      Re-elect Mr. Naomichi Asano as a Director, who         Mgmt       For          *
         retires by rotation

2.b      Re-elect Mr. Gienn Lawrene Lord Barnes as a            Mgmt       For          *
         Director, who retires by rotation

2.c      Re-elect Mr. Hitoshi Oshima as a Director, who         Mgmt       For          *
         retires by rotation

2.d      Re-elect Mr. Yasuhiro Satoh as a Director, who         Mgmt       For          *
         retires by rotation

2.e      Re-elect Mr. Barbara Kay Ward as a Director,           Mgmt       For          *
         who retires by rotation

3.       Approve that a AUD 200,000 increase in the             Mgmt       For          *
         maximum amount of remuneration payable in
         aggregate to Non-Executive Directors to a
         maximum amount of AUD 900,000 per annum,
         commencing with effect from 01 JAN 2004, is
         approved

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 21 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700434943

 NATIONAL AUSTRALIA BANK LTD

    Security:  Q65336119                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  19-Dec-03
        ISIN:  AU000000NAB4

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Acknowledge the Chairman s address and                 Mgmt       For          *
         presentation by the Managing Director and the
         Chief Executive Officer

2.       Receive and approve the financial report and the       Mgmt       For          *
         report of the Directors for the YE 30 SEP 2003,
         together with the Independent Audit report to
         the Members of the National

3.1      Re-elect Mr. P.J.B. Duncan as a Director, who          Mgmt       For          *
         retires in accordance with Article 10.3 of the
         National s Constitution

3.2      Re-elect Dr. E.D. Tweddell as a Director, who          Mgmt       For          *
         retires in accordance with Article 10.3 of the
         National s Constitution

3.3      Re-elect Mrs. C.M. Walter as a Director, who           Mgmt       For          *
         retires in accordance with Article 10.3 of the
         National s Constitution

3.4      Appoint Mr. J.M. Stewart as a Director in              Mgmt       For          *
         accordance with Article 10.13 of the National s
         Constitution

3.5      Appoint Mr. J.G. Thorn as a Director in                Mgmt       For          *
         accordance with Article 10.13 of the National s
         Constitution

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 22 of 42

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
4.       Approve to grant of options, performance rights        Mgmt     Against        *
         and shares to the Managing Director of National
         Australian Group Europe Limited, Mr. J.M.
         Stewart

5.       Approve to grant of options, performance rights        Mgmt     Against        *
         and shares to the Managing Driector and Chief
         Executive Officer, Mr. F.J. Cicutto

6.       Approve: a) the amendment to the retirement            Mgmt       For          *
         benefits schemes for the Non-Executive Directors
         of the National and its controlled entities; and
         b) the acquisition of an interest in securities
         of the National by or on or on behalf of such
         Non-Executive Directors as determined by the
         National, who would otherwise have become
         entitled to a payment when they ceased to be a
         Director under the relevant retirement benefits
         scheme

7.       Approve to increase maximum remuneration by            Mgmt     Against        *
         AUD 1,300,000 per annum to a maximum of AUD
         500,000 per annum, provided by the National to
         the Non-Executive Directors of the National for
         their services both to the National and to
         entities with which the National is associated

8.       Approve the acquisition of an interest in              Mgmt       For          *
         securities of the National by or on behalf of
         the Non-Executive Directors under the NED Non-
         Executive Director Share Plan

S.9      Approve the terms of the buy-back agreements           Mgmt       For          *
         under the selective buy-back Scheme relating to
         the 0% preference shares may in certain
         circumstances convert

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 23 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700488681

 PACIFICA GROUP LIMITED

    Security:  Q7207R108                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  07-May-04
        ISIN:  AU000000PBB7

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Receive and consider the financial report of the    Non-Voting
         Company for the YE 31 DEC 2003 and the reports
         of the Directors and the Auditors

2.a      Re-elect Mr. Doug Curlewis as a Director               Mgmt       For          *

2.b      Re-elect Mr. Peter Hay as a Director                   Mgmt       For          *

3.       Approve to increase the maximum aggregate              Mgmt       For          *
         remuneration which may be provided in each year
         by the Company to its Non-Executive Directors
         for their services as Directors from AUD 600,000
         to AUD 800,000

4.       Approve to grant performance rights over not           Mgmt     Against        *
         more than 250,000 unissued ordinary shares,
         pursuant to the Pacific Group Limited Executive
         Option and Performance Right Plan, to Mr. John
         Robert MacKenzie, the Managing Director

5.       Approve to grant performance rights over not           Mgmt     Against        *
         more than 100,000 unissued ordinary shares,
         pursuant to the Pacific Group Limited Executive
         Option and Performance Right Plan, to Mr.
         Anthony John Clarke, the Finance Director

S.6      Approve to alter the Constitution of the Company       Mgmt     Abstain        *
         effective immediately from the passing of this
         resolution

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 24 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700464465

 QBE INSURANCE GROUP LTD

    Security:  Q78063114                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  02-Apr-04
        ISIN:  AU000000QBE9

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Receive and approve the financial reports and          Mgmt       For          *
         the reports of the Directors and of the Auditor
         for the YE 31 DEC 2003

2.a      Re-elect Mr. L.F. Bleasel AM as a Director of the      Mgmt       For          *
         Company, who retires in rotation in accordance
         with Clause 76 of the Company s Constitution

2.b      Re-elect Honorable N.F. Greiner AC as a                Mgmt       For          *
         Director of the Company, who retires in rotation
         in accordance with Clause 76 of the Company s
         Constitution

3.       Approve, for the purpose of ASX Listing Rule           Mgmt       For          *
         10.17 and for all other purposes, to increase
         the maximum aggregate remuneration payable to
         all Non-Executive Directors by AUD 700,000 to
         AUD 2.2 million per FY, such remuneration to be
         divided among the Non-Executive Directors in
         fixed sums in such proportions and manner as
         they may determine

S.4      Amend the Company s Constitution, subject to           Mgmt       For          *
         the passing of Resolution 3, by inserting the
         new Clause 79A regarding the Non-Executive
         Directors retirement allowances

5.       Approve, for the purpose of ASX Listing Rule           Mgmt       For          *
         10.14 and for all other purposes, the grant to
         the Chief Executive Officer, Mr. F.M. O Halloran
         of conditional rights over a maximum of 46,474
         unissued ordinary shares in the Company and an
         option to subscribe for a maximum of 123,931
         unissued ordinary shares of the Company and

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 25 of 42

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
         the allotment of ordinary shares in the Company
         on satisfaction of the conditions attached to
         the conditional rights and on valid exercise of
         the option under the Senior Executive Equity
         Scheme

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 26 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700465467

 RIO TINTO LTD

    Security:  Q81437107                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  22-Apr-04
        ISIN:  AU000000RIO1

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
S.1      Authorize the Company to: a) buy back from             Mgmt       For          *
         Tinto Holdings Australia Pty Limited of fully
         paid ordinary shares in the Company, upon the
         terms and conditions in the draft Buy Back
         Agreement between the Company and Tinto Holdings
         Australia Pty Limited; and b) on-market buy
         backs by the Company of ordinary shares: i) make
         market buy back of ordinary shares, which be
         bought back on the market by the Company, not
         exceeding 10% of the minimum number of ordinary
         shares on issue excluding from that minimum
         number those ordinary shares held by or on
         behalf of Tinto Holdings Australia Pty Limited
         or any other subsidy or Rio Tinto PLC during
         such period; and ii) at a price per ordinary
         share of not more than 5% above the average
         market price of the ordinary shares calculated
         over the previous 5 business days on the
         Australian Stock Exchange

2.       Approve the Mining Companies Comparative               Mgmt     Against        *
         Plan 2004 and the Share Option Plan 2004,
         subject to such modifications deemed necessary
         by the Directors to take account of the
         requirements of Australian Stock Exchange
         Limited, London Stock Exchange Limited or
         prevailing practice and authorize the Directors
         to adopt and carry the same into effect

3.       Authorize the Directors, subject to the passing of     Mgmt     Against        *
         Resolution 2, to grant any or all of the
         following before 22 APR 2007: a) options over
         ordinary shares under the Mining Companies
         Comparative Plan 2004; b) conditional awards of
         ordinary shares under the Mining Companies

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 27 of 42

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
         Comparative Plan 2004; and c) options under the
         Share Savings Plan, to Mr. Leigh Oxford of
         871,000 options and 580,000 shares and Mr. Oscar
         Greeneveld of 303,000 and 212,000 shares

4.       Elect Sir John Kerr as a Director                      Mgmt       For          *

5.       Re-elect Mr. Leigh Clifford as a Director              Mgmt       For          *

6.       Re-elect Mr. Guy Elliott as a Director                 Mgmt       For          *

7.       Re-elect Sir Richard Sykes as a Director               Mgmt       For          *

8.       Re-elect Sir Richard Giordano as a Director            Mgmt       For          *

9.       Approve the remuneration report set out in the         Mgmt       For          *
         2003 annual review an the 2003 annual report and
         the financial statements

10       Re-appoint PricewaterhouseCoopers LLP as the           Mgmt       For          *
         Auditors of Rio Tinto Plc until the conclusion
         of the next AGM and authorize the Audit
         Committee to determine their remuneration

11.      Receive the Company s financial statements, the        Mgmt       For          *
         report of the Directors and the report of the
         Auditors for YE 31 DEC 2003

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 28 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700421984

 TABCORP HOLDINGS LIMITED TAH

    Security:  Q8815D101                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  30-Oct-03
        ISIN:  AU000000TAH8

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Receive and consider the financial statements          Mgmt       For          *
         and the reports of the Directors and of the
         Auditor in respect of the YE 30 JUN 2003

2.A      Re-elect Mr. A.G.Hodgson as a Director                 Mgmt       For          *

2.B      Re-elect Mr. R.F.E. Warburton as a Director            Mgmt       For          *

S.3      Approve that, subject to receiving the written         Mgmt       For          *
         approval of the New South Wales Casino Control
         Authority and with effect from the later of the
         passing of this resolution and the receipt of
         that approval, the Constitution tabled at the
         meeting and signed by the Chairman for the
         purpose of identification be approved and
         adopted as the Constitution of the Company in
         substitution for and to the exclusion of the
         existing Constitution of the Company

4.       Approve that the maximum aggregate amount              Mgmt     Against        *
         out of which Directors fees may be paid to all
         Directors by the Company and subsidiaries of the
         Company for their services as Directors of the
         Company or of such subsidiaries, in respect of
         each financial year of the Company commencing 1
         JUL 2003, be increased from a total of AUD
         1,200,000 per annum to a total of AUD 1,500,000
         per annum

5.       Approve the implementation and administration          Mgmt     Against        *
         of the TABCORP Holdings Limited Long Term
         Performance Plan for eligible Executives of the
         Company in accordance with the Rules of the
         TABCORP Holdings Limited Long Term Performance
         Plan

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 29 of 42

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
6.       Approve the implementation and administration          Mgmt       For          *
         of the TABCORP Holdings Limited Deferred Share
         Plan for eligible employees of the Company in
         accordance with the Rules of the TABCORP
         Holdings Limited Deferred Share Plan

7.       Approve that, subject to the passage of the            Mgmt     Against        *
         resolutions proposed in items 5 and 6, in
         accordance with ASX Listing Rule 10,14, the
         Company is hereby authorized to grant to the
         Managing Director and Chief Executive Officer of
         the Company, Mr. Matthew Slatter, any or all of
         the following during the three year period
         following the AGM on 30 OCT 2003: a. Performance
         Options over ordinary shares pursuant to the
         Company s Long Term Performance Plan; b. Share
         Rights over ordinary shares pursuant to the
         Company s Long Term Performance Plan; and c.
         Fully paid ordinary shares (Shares) pursuant
         to the Company s Deferred Share Plan; in
         quantities not exceeding those set out below:
         Securities Plan Maximum number Performance
         Options Long Term Performance Plan 1.500,000
         Share Rights Long Term Performance Plan 140,000
         Shares Deferred Share Plan 190.000

8.       Approve that, subject to the passage of the            Mgmt     Against        *
         resolutions proposed in Items 5 and 6, for the
         purposes of ASX Listing Rule 7.2 Exception 9,
         the Company hereby approves the issue of: a.
         Performance Options over ordinary shares
         pursuant to the Company s Long Term Performance
         Plan; b. Share Rights over ordinary shares
         pursuant to the Company s Long Term Performance
         Plan; and c. Fully paid ordinary shares pursuant
         to the Company s Deferred Share Plan, during the
         three year period following the AGM on 30 OCT
         2003 as an exception to ASX Listing Rule 7.1

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 30 of 42

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
9.       Approve that, for the purpose of Exception 7 in        Mgmt     Abstain        *
         ASX Listing flule 7,2, Exception 3 in ASX
         Listing Rule 10.12 and for all other purposes,
         approval be given to the terms of the TABCORP
         Holdings Limited Dividend Reinvestment Plan, a
         copy of which is tabled at the meeting and
         signed by the Chairman for the purposes of
         identification

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 31 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700409320

 TELECOM CORPORATION OF NEW ZEALAND LTD

    Security:  Q89499109                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  09-Oct-03
        ISIN:  NZTELE0001S4

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Authorize the Directors to fix the Auditors            Mgmt
         remuneration

2.       Re-elect Dr. Roderick Deane as a Director of the       Mgmt
         Company

3.       Re-elect Mr. Paul Baines as a Director of the          Mgmt
         Company

4.       Grant authority to pay the remuneration of not         Mgmt
         more in aggregate than NZD 1,50,000 per annum to the Directors of the Company for their services as Directors of the Company and its subsidiaries

5.       Elect Mr. Lindsay Pyne as a Director of the            Mgmt
         Company

6.       Authorize the Company s Board of Directors to          Mgmt
         issue to Ms. Theresa Gattung during the period to 30 SEP 2006 of up to 500,000 ordinary shares in the Company, under the Performance Incentive
         Scheme

7.       Authorize the Company s Board of Directors to          Mgmt
         issue to Ms. Theresa Gattung during the period to 30 SEP 2006 of up to 1,500,000 options to acquire ordinary shares in the Company, under the Performance Option Scheme

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 32 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700428332

 TELSTRA CORPORATION LIMITED

    Security:  Q8975N105                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  14-Nov-03
        ISIN:  AU000000TLS2

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
         PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING    Non-Voting
         ID #114306 DUE TO THE CHANGE IN VOTE STATUS FOR
         RESOLUTION NO. 1. ALL VOTES RECEIVED ON THE
         PREVIOUS NOTICE OF MEETING WILL BE DISREGARDED
         AND YOU WILL NEED TO REINSTRUCT ON THIS NOTICE
         OF MEETING. WE APOLOGIZE FOR ANY INCONVENIENCE
         THAT THIS MAY HAVE CAUSED. THANK YOU.

1.       Chairman and CEO presentations                      Non-Voting

         PLEASE NOTE THAT ALTHOUGH THERE ARE 7 CANDIDATES    Non-Voting
         STANDING FOR ELECTION, YOU MAY ONLY ELECT A
         MAXIMUM OF 5 CANDIDATES.

2.A      Re-elect Mr. John Fletcher as a Director               Mgmt       For          *

2.B      Re-elect Mr. Donald McGauchie as a Director            Mgmt       For          *

2.C      Elect Mr. Mervyn Vogt as a Director                    Mgmt

2.D      Re-elect Mr. John Ralph as a Director                  Mgmt       For          *

2.E      Re-elect Mr. John Stocker as a Director                Mgmt       For          *

2.F      Elect Mr. Leonard Cooper as a Director                 Mgmt

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 33 of 42

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
2.G      Elect Mr. Kevin Bentley as a Director                  Mgmt

3.       Approve that the maximum aggregate                     Mgmt       For          *
         remuneration payable out of the funds of the
         Company to non-Executive Directors of the
         Company for their services as Directors
         including their service on a committee of
         Directors be increased by AUD 170,000 per annum
         to AUD 1,320,000 per annum

S.4      Amend the Constitution of the Company to give          Mgmt       For          *
         the Board discretion as to the appointment of a
         Deputy Chairman and that accordingly the
         Constitution tabled at the meeting, and signed
         for the purposes of identification by the
         Company Secretary, be adopted as the
         Constitution of the Company in place of the
         present Constitution

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 34 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700414294

 THE AUSTRALIAN GAS LIGHT COMPANY

    Security:  Q09680101                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  14-Oct-03
        ISIN:  AU000000AGL7

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Receive and consider the annual financial report       Mgmt       For          *
         of the Company and the consolidated entity for
         the YE 30 JUN 2003, and the reports of the
         Directors and Auditor

2.a      Re-elect Sir Ronald Brierley as a Director, who        Mgmt       For          *
         retires by rotation at the close of the meeting
         in accordance with Clause 58 of the Company s
         Constitution

2.b      Re-elect Mr. G.J. Reaney as a Director, who            Mgmt       For          *
         retires by rotation at the close of the meeting
         in accordance with Clause 58 of the Company s
         Constitution

3.       Approve the acquisition rights to acquire up to a      Mgmt       For          *
         maximum of 55,249 shares in the Australian Gas
         Light Company in respect of the FYE 30 JUN 2003,
         by MR. G.J.W. Martin, the Managing Director of
         the Company, under and in accordance with the
         Australian Gas Light Company s Long-Term
         Incentive Plan

4.       Approve to increase the maximum aggregate              Mgmt       For          *
         remuneration payable to Non-Executive Directors
         of the Company by the Company and its
         wholly-owned subsidiaries by AUD 300,000 to AUD
         1,200,000 per annum, commencing 1 JUL 2004 and
         in respect of each financial year thereafter and
         until otherwise determined by a resolution of
         shareholders

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 35 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700531759

 WESTFIELD AMERICA TRUST

    Security:  Q9694X101         Meeting Type:  Extraordinary General Meeting
      Ticker:                    Meeting Date:  25-Jun-04
        ISIN:  AU000000WFA6

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Approve, subject to and with effect from the date      Mgmt       For          *
         if any on which an order of the Supreme Court of
         New South Wales Court approving the scheme of
         arrangement between Westfield Holdings Limited
         and its ordinary shareholders to be considered
         at a meeting of ordinary shareholders of
         Westfield Holdings Limited on or about 25 JUN
         2004, pursuant to an order of the court is
         lodged with the Australian Securities and
         Investments Commission, to amend the
         constitution of the Westfield America Trust in
         accordance with the provisions of the Supplement
         Deed poll in the form tabled at the meeting and
         signed by the Chairman of the meeting for the
         purposes of identification

2.       Approve, subject to the Supplement Deed Poll           Mgmt       For          *
         having first been lodge with the Australian
         Securities and Investments Commission, the
         proposal under which units in the Westfield
         America Trust, shares in Westfield Holdings
         Limited and units in the Westfield Trust will
         become stapled securities and which involves a
         distribution being made by the Westfield America
         Trust so unit holders can acquire Westfield
         Holdings Limited shares and Westfield Trust
         units, as specified

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 36 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700531797

 WESTFIELD TRUST

    Security:  Q97144101         Meeting Type:  Extraordinary General Meeting
      Ticker:                    Meeting Date:  25-Jun-04
        ISIN:  AU000000WFT6

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Amend, subject to the effective from the date on       Mgmt
         which an order of the Supreme Court of New South
         Wales Court approving the Scheme of Arrangement
         between Westfield Holdings Limited and its
         shareholders to be considered, the constitution
         of the Westfield Trust in accordance with the
         provisions of the Supplemental Deed Poll as
         prescribed

2.       Approve, subject to the Supplemental Deed Poll         Mgmt
         having been lodged with the Australian
         Securities and Investment Commission, that the units in Westfield Trust, shares in Westfield
         Holdings Limited and units in the Westfield
         America Trust become stapled securities
         involving a distribution being made by the Westfield Trust so that its unitholders can acquire Westfield Holdings Limited shares and Westfield America Trust units as prescribed

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 37 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700431226

 WESTPAC BANKING CORP

    Security:  Q97417101                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  11-Dec-03
        ISIN:  AU000000WBC1

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Receive and consider the annual financial report,   Non-Voting
         Directors report and Auditors report of Westpac
         for the YE 30 SEP 2003

2.a      Re-elect Ms. Helen Ann Lynch who retires in            Mgmt       For          *
         accordance with Articles 9.2 and 9.3 of the
         Constitution, as a Director of Westpac Banking
         Corporation

2.b      Elect Ms. Carolyn Judith Hewson, being a               Mgmt       For          *
         Director appointed since last AGM and who offers
         herself for election pursuant to Article 9.7 of
         the Constitution, as a Director of Westpac
         Banking Corporation

2.c      Elect Mr. Peter David Wilson, being a Director         Mgmt       For          *
         appointed since last AGM and who offers himself
         for election pursuant to Article 9.7 of the
         Constitution, as a Director of Westpac Banking
         Corporation

3.       Approve (a) for all purposes under the Listing         Mgmt     Against        *
         Rules of the ASX Limited for: (i) the grant of
         performance options to Dr David Raymond Morgan,
         in three tranches of 713,000 options each, on 01
         MAR 2004, 01 MAR 2005 and 01 MAR 2006 and a
         fourth tranche of 594,167 options on 01 DEC
         2006, to subscribe for or acquire a total of
         2,733,167 fully paid ordinary shares in the
         capital of Westpac Banking Corporation.
         Performance options will be exercisable at the
         volume weighted average price per share of
         Westpac Banking Corporation shares on the ASX
         Limited over the five trading days before the
         date of grant of the relevant tranche, subject
         to and in accordance with the terms of the Chief
         Executive Securities Agreement 2003; (ii) the
         grant of options (being

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 38 of 42

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
         performance share rights) to Dr Davis Raymond
         Morgan in three tranches of 218,000 performance
         share rights each on 01 MAR 2004, 01 MAR 2005,
         01 MAR 2006 and a fourth tranche of 181,667
         performance share rights on 01 DEC 2006, to
         subscribe for or acquire a total of 835,667
         fully paid ordinary shares in the capital of
         Westpac Banking Corporation for no monetary
         payment, subject to and in accordance with the
         terms of the Agreement; and (iii) the allotment
         to Dr David Raymond Morgan of a maximum of
         3,568,834 fully paid ordinary shares in the
         capital Westpac Banking Corporation upon the
         valid exercise of the options described in
         paragraphs (i) and (ii) subject to and in
         accordance with the terms of the Agreement, (b)
         for all purposes under the Corporation Act 2001
         to permit Westpac Banking Corporation to give
         effect to the Chief Executive Securities
         Agreement 2003, pursuant to which Dr David
         Raymond Morgan will be granted options to
         subscribe for or acquire a maximum of 3,568,834
         fully paid ordinary shares in the capital of
         Westpac Banking Corporation, exercisable subject
         to and in accordance with the terms of the
         Agreement

4.       Increase the yearly maximum sum available to           Mgmt     Against        *
         the Non-executive Directors of Westpac Banking
         Corporation as remuneration for their services
         form AUD 1.5 million to AUD 2.5 million, form
         the year commencing 01 JAN 2004, to be divided
         amongst them in a manner they may determine

5.       Consider and approve that (a) Westpac Banking          Mgmt       For          *
         Corporation grant to each Director and former
         Director of Westpac who, at Westpac s request,
         holds office as a trustee of the Westpac
         Foundation, being an indemnity upon or
         substantially in accordance with terms in the
         form of the deed; (b) Westpac execute and
         deliver to each indemnified Director a deed in
         or substantially to the effect of the form of
         the deed; (c) approval be given to the due
         performance by Westpac of each deed so executed
         and delivered to such Indemnified Director; (d)

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 39 of 42

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
         Westpac give to each Indemnified Director all
         financial benefits involved in the execution and
         the performance by Westpac of a deed so executed
         and delivered to the Indemnified Director

* Management position unknown since information regarding non-U.S. issuers is not readily available

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 40 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700468691

 WOODSIDE PETROLEUM LTD

    Security:  980228100                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  15-Apr-04
        ISIN:  AU000000WPL2

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Receive and approve the financial report of the        Mgmt       For          *
         Company and the reports of the Directors and the
         Auditor for the YE 31 DEC 2003

2.a      Re-elect Mr. Rory Edward Stanley Argyle as a           Mgmt       For          *
         Director, in accordance with Rule 75(b) of the
         Company s Constitution

2.b      Re-elect Mr. Charles Barrington Goode A.C. as a        Mgmt       For          *
         Director, in accordance with Rule 75(b) of the
         Company s Constitution

2.c      Re-elect Mr. Peter Maas Van Rossum as a                Mgmt       For          *
         Director, in accordance with Rule 75(c) of the
         Company s Constitution

3.       Approve that: a) the accrual of the Non-               Mgmt       For          *
         Executive Directors retirement benefits will
         cease with effect from 30 APR 2004; b) all the
         Non-Executive Directors other than those
         nominated by Shell will have their accrued
         entitlements to benefits Accrued Entitlements ;
         c) all the Non-Executive Directors with accrued
         entitlements will be entitled to receive on
         retirement either payment of the accrued
         entitlement or a number of Woodside shares; and
         d) the maximum aggregate amount of remuneration
         to be paid to all the Non-Executive Directors in
         any FY is increased by AUD 0.65 million, from
         AUD 1.65 million to AUD 2.3 million

4.       Approve that the Company enters into the               Mgmt       For          *
         Directors Deeds with the current and the future
         Directors

Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 41 of 42

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
S.5      Adopt the Company s Constitution in substitution       Mgmt       For          *
         for both the existing Constitution and the
         replaceable rules set out in the Corporations
         Act 2001

* Management position unknown since information regarding non-U.S. issuers is not readily available


Investment Company Report

Meeting Date Range:  01-jul-2003 - 30-jun-2004   Report Date:  18-Aug-2004
                                                        Page:  Page 42 of 42

Aberdeen Australia Equity Fund                         Agenda Number:  700424170

 WOOLWORTHS LTD

    Security:  Q98418108                Meeting Type:  Annual General Meeting
      Ticker:                           Meeting Date:  21-Nov-03
        ISIN:  AU000000WOW2

                                                              Proposal   Proposal  For/Against
Prop. #  Proposal                                               Type       Vote    Management
----------------------------------------------------------------------------------------------
1.       Receive and consider the financial reports of the      Mgmt       For          *
         Company and the consolidated entity and the
         declaration by the Directors and reports of the
         Directors and the Auditors thereon for the
         financial period ended 29 JUN 2003

2.a      Re-elect Mr. James Alexander Strong as a               Mgmt       For          *
         Director, who retires by rotation in accordance
         with Article 10.3 of the Company s Constitution

2.b      Re-elect Dr. Roderick Sheldon Deane as a               Mgmt       For          *
         Director, who retires by rotation in accordance
         with Article 10.3 of the Company s Constitution

S.3      Approve to alter Company s Constitution by: a)         Mgmt       For          *
         inserting new Articles 5.12 to 5.19, both
         inclusive, relating to take-over approval
         provisions on the same terms as Articles 5.12 to
         5.19, both inclusive, of the Constitution which
         will cease to apply from 21 NOV 2003 and; b)
         inserting in Article 1.1 the new definition of
         notice ; c) by capitalizing Notice where it
         appears in the Constitution in relation to any
         notice that may be given by the Company to any
         Member Director or any other person

* Management position unknown since information regarding non-U.S. issuers is not readily available

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                               (Registrant) Aberdeen Australia Equity Fund, Inc.

                            By (Signature) /S/ Christian Pittard
                                           -------------------------------------
                            Name           Christian Pittard

                            Title          Treasurer and Assistant Secretary

Date  08-30-2004